Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Statement of Profit or Loss

Recognized in the statement of profit or loss:

	2018	2017	2016
Fair value gains on derivative financial instruments and interest	654,933	317,542	282,408
Cash flow hedges – reclassified to profit or loss	568,370	—	—
Interest income on bank deposits	395,045	278,599	158,206
Interest income on financial assets measured at amortized cost	204,191	185,004	445,943
Credit finance income	50,828	36,186	74,522
Other	58,766	1,105	563

Finance income	1,932,133	818,436	961,642

Net foreign exchange losses	(2,695,045)	(718,501)	(782,463)
Interest expenses for financial liabilities measured at amortized cost	(807,120)	(385,386)	(343,290)
Late payment interest expense	—	(29,115)	—
Other	(116,926)	(8,300)	(8,688)

Finance costs	(3,619,091)	(1,141,302)	(1,134,441)

Net finance costs	(1,686,958)	(322,866)	(172,799)